Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep. 07, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2013